Accounts Payable and accrued Expenses Accounts Payable and Accrued Expense (Tables)	9 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Accounts payable and accrued expense [Table Text Block]

	As of
	September 30, 2019	December 31, 2018
Accounts payable	$1,609	$4,948
Accrued operating	39,474	1,705
Accrued administrative	6,670	7,323
Accounts payable and accrued expenses	$47,753	$13,976